EQUITY (Details 1) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Options, Outstanding [Roll Forward]
Granted	82,000
2016 Stock Plan [Member] | Stock Option [Member]
Options, Outstanding [Roll Forward]
Outstanding, beginning	112,525	156,625	112,525	142,873
Granted		0	82,000	37,500
Forfeited or expired			(37,900)	(67,848)
Outstanding, ending		156,625	156,625	112,525
Exercisable, ending		124,370	98,375	87,762
Options, Outstanding, Weighted Average Exercise Price [Rollforward]
Exercise price, beginning	$ 111.60	$ 57.86	$ 111.60	$ 133.20
Granted		0	13.40	13.00
Forfeited or expired			121.00	102.60
Exercise price, ending		57.86	57.86	111.60
Exercisable, ended		$ 69.40	$ 84.20	$ 120.00